Note 9 - Capital Stock and Reserves - Performance Share Units (Details)	12 Months Ended			36 Months Ended
	Mar. 31, 2025 CAD ($) $ / shares shares	Mar. 31, 2024 $ / shares	Mar. 31, 2023 CAD ($) $ / shares shares	Mar. 31, 2025 CAD ($) $ / shares shares
Statement Line Items [Line Items]
Share options, balance	333,500	211,300	224,300	224,300
Weighted average exercise price, balance (in CAD per share)	$ 7.38	$ 10.81	$ 12.88	$ 12.88
Share options, exercised	0	(36,000)	(13,000)
PSUs redeemed, weighted average grant date fair value (in CAD per share)	$ 0	$ (4.7)	$ (5.98)
Share options, forfeited	(156,589)	(80,300)	(121,000)
Weighted average exercise price, forfeited (in CAD per share)	$ 5.86	$ 9.95	$ 14.67
PSUs forfeited/cancelled, share-based payment reserve | $	$ (619,093)		$ (860,158)
Share options, balance	516,453	333,500	211,300	516,453
Weighted average exercise price, balance (in CAD per share)	$ 3.96	$ 7.38	$ 10.81	$ 3.96
Performance Share Units (PSU) [member]
Statement Line Items [Line Items]
Share options, balance			250,000	250,000
Balance, vested (in shares) | shares			20,000	20,000
Weighted average exercise price, balance (in CAD per share)			$ 14.5	$ 14.5
Balance, share-based payment reserve | $			$ 531,122	$ 531,122
PSU’s granted				160,000
PSUs granted, weighted average grant date fair value (in CAD per share)				$ 9.1
PSUs granted, share-based payment reserve | $				$ 0
PSUs vesting through the year, weighted average grant date fair value (in CAD per share)				$ 14.5
PSUs vesting through the year, share-based payment reserve | $				$ 547,374
Share options, exercised				(20,000)
PSUs redeemed, weighted average grant date fair value (in CAD per share)				$ (17.75)
PSUs redeemed, share-based payment reserve | $				$ (355,000)
Share options, forfeited				(390,000)
Weighted average exercise price, forfeited (in CAD per share)				$ 10.66
PSUs forfeited/cancelled, share-based payment reserve | $				$ (723,497)
Share options, balance	0			0
Balance, vested (in shares) | shares	0			0
Weighted average exercise price, balance (in CAD per share)	$ 0			$ 0
Balance, share-based payment reserve | $	$ 0			$ 0